Other Operating, Net (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 28, 2013	Dec. 29, 2012
Other Operating (Income) Loss, Net and Foreign Currency (Gain) Loss, Net (Textual) [Abstract]
Foreign currency gains (losses)	$ (5,448)	$ (2,838)	$ 151
Other operating income (expense)	3,603	326	136
Other operating income (loss)	$ (1,845)	$ (2,512)	$ 287